Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	$ 312,000
Tax Assesment, Penalties Expense	356,941
Tax Assesments, penalties and interest expenses	668,941
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	8,857
Tax Assesment, Penalties Expense	39,196
Tax Assesments, penalties and interest expenses	48,053
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	10,990
Tax Assesment, Penalties Expense	51,943
Tax Assesments, penalties and interest expenses	62,933
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesment, Penalties Expense	17,845
Tax Assesments, penalties and interest expenses	30,221
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesment, Penalties Expense	12,968
Tax Assesments, penalties and interest expenses	33,765
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	56,388
Tax Assesment, Penalties Expense	51,219
Tax Assesments, penalties and interest expenses	107,607
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	62,581
Tax Assesment, Penalties Expense	107,324
Tax Assesments, penalties and interest expenses	169,905
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesment, Penalties Expense	65,189
Tax Assesments, penalties and interest expenses	114,244
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	51,981
Tax Assesment, Penalties Expense	11,257
Tax Assesments, penalties and interest expenses	63,238
Year 2014 - 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assesments, Estimated possible losses	38,975
Tax Assesment, Penalties Expense	0
Tax Assesments, penalties and interest expenses	$ 38,975